Fair Value of Financial Instruments and Derivatives Instuments, detail 4 (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Derivative [Line Items]
Notional Amount of Derivatives		$ 71,309	$ 112,117
Marinouki | Finished Interest Rate Swap
Derivative [Line Items]
Derivative, Inception Date		Mar. 05, 2013
Derivative, Maturity Date		Sep. 05, 2017
Derivative, Fixed Interest Rate	[1]	1.48%
Notional Amount of Derivatives		$ 0	19,035
Maxdekatria | Finished Interest Rate Swap
Derivative [Line Items]
Derivative, Inception Date		Sep. 28, 2012
Derivative, Maturity Date		Sep. 28, 2017
Derivative, Fixed Interest Rate	[1]	0.90%
Notional Amount of Derivatives		$ 0	16,800
Marindou | Current Interest Rate Swap
Derivative [Line Items]
Derivative, Inception Date		Jan. 14, 2013
Derivative, Maturity Date		Jan. 16, 2018
Derivative, Fixed Interest Rate	[1]	1.60%
Notional Amount of Derivatives		$ 18,109	21,215
Petra | Current Interest Rate Swap
Derivative [Line Items]
Derivative, Inception Date		Jan. 18, 2013
Derivative, Maturity Date		Jan. 18, 2018
Derivative, Fixed Interest Rate	[1]	0.98%
Notional Amount of Derivatives		$ 14,000	14,000
Pemer | Current Interest Rate Swap
Derivative [Line Items]
Derivative, Inception Date		Jun. 07, 2013
Derivative, Maturity Date		Mar. 07, 2018
Derivative, Fixed Interest Rate	[1]	0.9475%
Notional Amount of Derivatives		$ 14,000	14,000
Avstes | Current Interest Rate Swap
Derivative [Line Items]
Derivative, Inception Date		Jul. 18, 2013
Derivative, Maturity Date		Apr. 18, 2018
Derivative, Fixed Interest Rate	[1]	1.35%
Notional Amount of Derivatives		$ 14,000	14,000
Shikoku | Current Interest Rate Swap
Derivative [Line Items]
Derivative, Inception Date		Aug. 28, 2013
Derivative, Maturity Date		Aug. 28, 2018
Derivative, Fixed Interest Rate	[1]	1.25%
Notional Amount of Derivatives		$ 11,200	$ 13,067

[1]	Under all above swap transactions, the bank effects quarterly floating-rate payments to the Company for the relevant amount based on the three-month USD LIBOR, and the Company effects quarterly payments to the bank on the relevant amount at the respective fixed rates.